Financial Risks Management - Schedule of Other Variables Remain Constant (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Strengthened [Member]
Other Variables Remain Constant [Line Items]
Other variables remain constant	$ 170,649	$ 21,969	$ 5,623
Weakened [Member]
Other Variables Remain Constant [Line Items]
Other variables remain constant	$ (170,649)	$ (21,969)	$ (5,623)